Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding

The options activities under 2019 and 2021 Plans (after the Share Consolidation) for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Number of options	Weighted average exercise price per share option
Options outstanding as of January 1, 2020	190,762
Granted	1,500,887	USD 6.6
Forfeited (i)	(25,766)	USD 0.9
Options outstanding as of December 31, 2020	1,665,883
Granted	2,403,660	USD 13.8
Exercised	(163,773)	USD 0.9
Forfeited (i)	(157,381)	USD 14.7
Options outstanding as of December 31, 2021	3,748,389
Granted	2,986,547	USD 3.4
Forfeited (i)	(1,631,309)	USD 9.6
Options outstanding as of December 31, 2022	5,103,627
Options exercisable as of December 31, 2022	1,329,119
(i)
The options were forfeited when the employment terminated.

Summary of Key Assumptions for Options Granted	Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan			ESPP
	Year Ended December 31			Year Ended December 31
	2020	2021	2022	2022
Weighted average exercise price during the year	USD 6.6	USD 13.8	USD 3.44	(i)
Grant date share price	USD 2.1~USD 11.1	USD 4.3~USD 23.3	USD 0.75~USD 4.91	USD 0.86~USD 1.86
Risk-free interest rate	0.8%~1.1%	1.2%~1.7%	1.9%~3.4%	1.5%~4.8%
Expected volatility	61.8%~77.4%	60.5%~62.2%	61.4%~62.0%	51.1%-60.2%
Option life	10 years	10 years	10 years	0.5~2.0 years
Expected early exercise multiple	2.2	2.2	2.2~2.8	N/A
Dividend yield	Nil	Nil	Nil	Nil
Forfeiture rate	9.5%	*3.0%-9.6%	*3.0%-10.8%	3.0%
Weighted average fair value of options granted during the year	USD 4.2	USD 10.6	USD 1.98	USD 0.71

* During the year ended December 31, 2022, the forfeiture rates for executives was 3.0% and ranged between 7.7% to 10.8% for all other employees.

(i)
Discounted ESPP price for issued shares during the year ended December 31, 2022 was $0.74.

Summary of Share-Based Compensation Expenses

Share-based compensation expenses included in the consolidated statements of loss for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Research and development expenses (Note 6)	3,523	26,532	20,226
Administrative expenses (Note 5(ii), Note 6)	21,667	31,331	25,372
	25,190	57,863	45,598